Note 2 - Summary of significant accounting policies: Revenue recognition: Summary of the company's revenues by geographic locations are summarized (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Summary of the company's revenues by geographic locations are summarized

	For the Years Ended December 31,
	2024	2023
China revenues	$5,929,986	$5,333,982
Singapore revenues	6,880,263	9,028,520
Total revenues	$12,810,249	$14,362,502

The company’s revenues by timing of revenue recognition are summarized below:

	For the Years Ended December 31,
	2024	2023
At a point in time	$12,810,249	$14,362,502
Over time	-	-
Total revenues	$12,810,249	$14,362,502

The Company’s revenues by gross vs net method are summarized below:

	For the Years Ended December 31,
	2024	2023
Gross method	$12,810,249	$14,071,554
Net method	-	290,948
Total revenues	$12,810,249	$14,362,502

The Company’s revenues by revenue streams are summarized below:

	For the Years Ended December 31,
	2024	2023
Customized products	$10,128,540	$11,722,295
Standardized products	2,681,709	2,640,207
Total revenues	$12,810,249	$14,362,502